Intangible Assets - Schedule of Intangible Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	$ 917	$ 795
Accumulated Amortization	517	445
Development in Progress	55	59
Total	455	409
Computer Applications Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	912	790
Accumulated Amortization	512	440
Development in Progress	55	59
Total	455	409
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	5	5
Accumulated Amortization	5	5
Development in Progress	0	0
Total	$ 0	$ 0